Stockholders' Equity - Summary of Weighted-Average Assumptions for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	52.18%	50.27%
Expected term (in years)	5 years 3 days	5 years 9 months
Risk-free rate	1.19%	0.14%
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	51.75%
Expected term (in years)	5 years 11 months 1 day
Risk-free rate	1.07%